Organization, Summary of Significant Accounting Policies and New Accounting Standards (Policies)	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation
The consolidated financial statements include the accounts of the Company, its wholly-owned and majority-owned subsidiaries and certain consolidated VIEs. All intercompany accounts were eliminated in consolidation. The consolidated financial statements were prepared in conformity with accounting principles generally accepted in the United States (“GAAP”) and in accordance with the rules and regulations of the Securities and Exchange Commission (“SEC”).
As a result of the Business Combination completed on May 28, 2021, prior period share and per share amounts presented in the accompanying consolidated financial statements and these related notes have been retroactively converted in accordance with Accounting Standards Codification (“ASC”) 805, Business Combinations. See Note 2 for additional information.

Use of Judgments, Assumptions and Estimates	The preparation of our consolidated financial statements and related disclosures in conformity with GAAP requires management to make assumptions and estimates that affect the amounts reported in our consolidated financial statements and accompanying notes. Management bases its estimates on historical experience and on various other factors it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of our assets and liabilities. These judgments, assumptions and estimates include, but are not limited to, the following: (i) fair value measurements; (ii) share-based compensation expense; (iii) consolidation of variable interest entities; and (iv) business combinations. These judgments, estimates and assumptions are inherently subjective in nature and, therefore, actual results may differ from our estimates and assumptions.
Business Combinations	We account for acquisitions of entities or asset groups that qualify as businesses using the acquisition method of accounting in accordance with ASC 805, Business Combinations (“ASC 805”). Purchase consideration is allocated to the tangible and intangible assets acquired and liabilities assumed based on the estimated fair values as of the acquisition date, which are measured in accordance with the principles outlined in ASC 820, Fair Value Measurement (“ASC 820”). The determination of fair value requires management to make estimates about discount rates, future expected cash flows, market conditions and other future events that are highly subjective in nature. The excess of the total purchase consideration over the fair value of the identified net assets acquired is recognized as goodwill. The results of the acquired businesses are included in our results of operations beginning from the date of acquisition. Acquisition-related costs are expensed as incurred.
During the measurement period, which may be up to one year from the acquisition date, we may record adjustments to the allocation of purchase consideration and to the fair values of assets acquired and liabilities assumed to the extent that additional information becomes available. After this period, any subsequent adjustments are recorded in the consolidated statements of operations and comprehensive income (loss).
The Business Combination with SCH during the year ended December 31, 2021 was accounted for as a reverse recapitalization. See Note 2 for additional information.

Consolidation of Variable Interest Entities
We enter into arrangements in which we originate loans, establish a special purpose entity (“SPE”), and transfer loans to the SPE. We retain the servicing rights of those loans and hold additional interests in the SPE. We evaluate each such arrangement to determine whether we have a variable interest. If we determine that we have a variable interest in an SPE, we then determine whether the SPE is a VIE. If the SPE is a VIE, we assess whether we are the primary beneficiary of the VIE, such that we must consolidate the VIE on our consolidated balance sheets. To determine if we are the primary beneficiary, we identify the most significant activities and determine who has the power over those activities, and who absorbs the variability in the economics of the VIE. As of December 31, 2021 and 2020, we had 13 and 15 consolidated VIEs, respectively, on our consolidated balance sheets. Refer to Note 6 for more details regarding our consolidated VIEs.
We periodically reassess our involvement with each VIE in which we have a variable interest. We monitor matters related to our ability to control economic performance, such as management of the SPE and its underlying loans, contractual changes in the services provided, the extent of our ownership, and the rights of third parties to terminate us as the VIE servicer. In addition, we monitor the financial performance of each VIE for indications that we may or may not have the right to absorb benefits or the obligation to absorb losses associated with variability in the financial performance of the VIE that could potentially be significant to that VIE, which we define as a variable interest of greater than 10%.
A significant change to the pertinent rights of us or other parties, or a significant change to the ranges of possible financial performance outcomes used in our assessment of the variability of cash flows due to us, could impact the determination of whether or not a VIE should be consolidated in future periods. VIE consolidation and deconsolidation may lead to increased volatility in our financial results and impact period-over-period comparability. Our maximum exposure to loss as a result of our involvement with consolidated VIEs is limited to our investment, which is eliminated in consolidation. There are no liquidity arrangements, guarantees or other commitments by third parties that may affect the fair value or risk of our variable interests in consolidated VIEs.

Fair Value Measurements
Fair value is defined as the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. We use a three-level fair value hierarchy to classify and disclose all assets and liabilities measured at fair value on a recurring basis in periods subsequent to their initial measurement. The hierarchy requires us to use observable inputs when available and to minimize the use of unobservable inputs when determining fair value. The three levels are defined as follows:
•Level 1 — Quoted prices in active markets for identical assets or liabilities, accessible by us at the measurement date.
•Level 2 — Quoted prices for similar assets or liabilities in active markets, or quoted prices for identical or similar assets or liabilities in markets that are not active, or observable inputs other than quoted prices.
•Level 3 — Unobservable inputs for assets or liabilities for which there is little or no market data, which requires us to develop our own assumptions. These unobservable assumptions reflect estimates of inputs that market participants would use in pricing the asset or liability. Valuation techniques include the use of option pricing models, discounted cash flow models, or similar techniques, which incorporate management’s own estimates of assumptions that market participants would use in pricing the asset or liability.A financial instrument’s categorization within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Instruments are categorized in Level 3 of the fair value hierarchy based on the significance of unobservable factors in the overall fair value measurement. As a result, the related gains and losses for assets and liabilities within the Level 3 category presented in Note 9 may include changes in fair value that are attributable to both observable and unobservable inputs.
Transfers of Financial Assets
The transfer of an entire financial asset is accounted for as a sale if all of the following conditions are met:
•the financial asset is isolated from the transferor and its consolidated affiliates as well as its creditors, even in bankruptcy or other receivership;
•the transferee or beneficial interest holders have the right to pledge or exchange the transferred financial asset; and
•the transferor, its consolidated affiliates and its agents do not maintain effective control over the transferred financial asset.
Loan sales are aggregated in the financial statements due to the similarity of both the loans transferred and servicing arrangements. The portion of our income relating to ongoing servicing and the fair value of our servicing rights are dependent upon the performance of the sold loans. We measure the gain or loss on the sale of financial assets as the net assets received from the sale less the carrying amount of the loans sold. The net assets received from the sale represent the fair value of any assets obtained or liabilities incurred as part of the transaction, including but not limited to cash, servicing assets, retained securitization investments and recourse obligations.
When securitizing loans, we employ a two-step transaction that includes the isolation of the underlying loans in a trust and the sale of beneficial interests in the trust to a bankruptcy-remote entity. Transfers of financial assets that do not qualify for sale accounting are reported as secured borrowings. Accordingly, the related assets remain on our consolidated balance sheets and continue to be reported and accounted for as if the transfer had not occurred. Cash proceeds received from these transfers are reported as liabilities, with related interest expense recognized over the life of the related secured borrowing.
As a component of the loan sale agreements, we make certain representations to third parties that purchase our previously-held loans, some of which include Federal National Mortgage Association (“FNMA”) repurchase requirements and all of which are standard in nature and do not constrain our ability to recognize a sale for accounting purposes. Any significant estimated post-sale obligations or contingent obligations to the purchaser of the loans arising from these representations are accrued if probable and estimable. Pursuant to ASC 460, Guarantees (“ASC 460”), we establish a loan repurchase liability, which is based on historical experience and any current developments which would make it probable that we would buy back loans previously sold to third parties at the historical sales price. The loan repurchase liability is presented within accounts payable, accruals and other liabilities in the consolidated balance sheets, with the corresponding charges recorded within noninterest income—loan origination and sales in the consolidated statements of operations and comprehensive income (loss).
Cash and Cash Equivalents	Cash and cash equivalents primarily include unrestricted deposits with financial institutions in checking, money market and short-term certificate of deposit accounts and certain short-term commercial paper. We consider all highly liquid investments with original maturity dates of three months or less to be cash equivalents.
Restricted Cash and Restricted Cash Equivalents	Restricted cash and restricted cash equivalents consist primarily of cash deposits, certificate of deposit accounts held on reserve, money market funds held by consolidated VIEs, funds reserved for committed stock purchases, and collection balances. These accounts are earmarked as restricted because these balances are either member balances held in our custody, cash segregated for regulatory purposes associated with brokerage activities, escrow requirements for certain debt facilities and derivative agreements, deposits required by various bank holding companies we partner with (“Member Banks”) that support one or more of our products, loan collection balances awaiting disbursement, consolidated VIE cash balances that we cannot use for general operating purposes, or other legally restricted balances.
Investments in Debt Securities
In the third quarter of 2021, we began investing in debt securities. The accounting and measurement framework for our investments in debt securities is determined based on the security classification. We classify investments in debt securities as available-for-sale (“AFS”) when we do not have an intent and ability to hold the securities until maturity. We do not hold investments in debt securities for trading purposes. As of December 31, 2021, all of our investments in debt securities were classified as AFS. Hereafter, these investments are referred to as “investments in AFS debt securities”.
We record investments in AFS debt securities at fair value in our consolidated balance sheets, with unrealized gains and losses recorded, net of tax, as a component of accumulated other comprehensive income (loss) (“AOCI”). See Note 9 for additional information on our fair value estimates for investments in AFS debt securities. The amortized cost basis of our investments in AFS debt securities reflects the security’s acquisition cost, adjusted for amortization of premium or accretion of discount, and net of deferred fees and costs, collection of cash and charge-offs, as applicable. For purposes of determining gross realized gains and losses on AFS debt securities, the cost of securities sold is based on specific identification. We elected to present accrued interest for AFS debt securities within investments in available-for-sale securities in the consolidated balance sheets. Purchase discounts, premiums, and other basis adjustments for investments in AFS debt securities are generally amortized into interest income over the contractual life of the security using the effective interest method. However, premiums on certain callable debt securities are amortized to the earliest call date. Amortization of premiums and discounts and other basis adjustments for investments in AFS debt securities, as well as interest income earned on the investments, are recognized within interest income—other, and realized gains and losses on investments in AFS debt securities are recognized within noninterest income—other in the consolidated statements of operations and comprehensive income (loss).
As of December 31, 2021, our investments in AFS debt securities portfolio included agency to-be-announced (“TBA”) securities, which are securities that will be delivered under the purchase contract at a later date when the underlying security is issued. We made a policy election to account for contracts to purchase or sell existing securities on a trade-date basis and, as such, we record the purchase at inception of the contract on a gross basis, with the offsetting payable for the settlement amount recorded within accounts payable, accruals and other liabilities in the consolidated balance sheets.
In accordance with ASC 326-30, Financial Instruments—Credit Losses—Available-For-Sale Debt Securities, an investment in AFS debt security is considered impaired if its fair value is less than its amortized cost. If we determine that we have the intent to sell the impaired investment in AFS debt security, or if it is more likely than not that we will be required to sell the impaired investment in AFS debt security before recovery of its amortized cost, we recognize the full impairment loss reflecting the difference between the amortized cost (net of any prior recognized allowance) and the fair value of the investment in AFS debt security within noninterest income—other in the consolidated statements of operations and comprehensive income (loss). If neither of the above conditions exists, we evaluate whether the impairment loss is attributable to credit-related or non-credit-related factors. Any impairment that is not credit-related is recognized in other comprehensive income (loss), net of taxes. See “Allowance for Credit Losses” below for the factors we consider in identifying credit-related impairment and the treatment of credit losses.

Loans
As of December 31, 2021, our loan portfolio consisted of personal loans, student loans and home loans, which are measured at fair value, and credit card loans, which are measured at amortized cost. As of December 31, 2020, we also had a commercial loan, which is further discussed below.
Loans Measured at Fair Value
Our personal loans, student loans and home loans are carried at fair value on a recurring basis and, therefore, all direct fees and costs related to the origination process are recognized in earnings as earned or incurred. We elected the fair value option to measure these loans, as we believe that fair value best reflects the expected economic performance of the loans, as well as our intentions given our gain-on-sale origination model. We record the initial fair value measurement and subsequent measurement changes in fair value in the period in which the changes occur within noninterest income—loan origination and sales in the consolidated statements of operations and comprehensive income (loss). Our consolidated loans are originated with the intention to sell to third-party purchasers and are, therefore, considered held for sale. Securitized loans are assets held by consolidated SPEs as collateral for bonds issued, for which fair value changes are recorded within noninterest income—securitizations in the consolidated statements of operations and comprehensive income (loss). Gains or losses recognized upon deconsolidation of a VIE are also recorded within noninterest income—securitizations.
Loans do not trade in an active market with readily observable prices. We determine the fair value of our loans using a discounted cash flow methodology, while also considering market data as it becomes available. We classify loans as Level 3 because the valuations utilize significant unobservable inputs.
We consider a loan to be delinquent when the borrower has not made the scheduled payment amount within one day after the scheduled payment date, provided the borrower is not in school or in deferment, forbearance or within an agreed-upon grace period. Loan deferment is a provision in the student loan contract that permits the borrower to defer payments while enrolled at least half time in school. During the deferment period, interest accrues on the loan balance and is capitalized to the loan when the loan enters repayment status, which begins when the student no longer qualifies for deferment.
Whereas deferment only relates to student loans, forbearance applies to student loans, personal loans and home loans. A borrower in repayment may generally request forbearance for reasons including a FEMA-declared disaster, unemployment, economic hardship or general economic uncertainty. Forbearance typically cannot exceed a total of 12 months over the life of the loan. If forbearance is granted, interest continues to accrue during the forbearance period and is capitalized to the loan when the borrower resumes making payments. At the conclusion of a forbearance period, the contractual monthly payment is recalculated and is generally higher as a result.
For personal loans and student loans, delinquent loans are charged off after 120 days of delinquency or on the date of confirmed loss. For home loans, delinquent loans are charged off after 180 days of delinquency or on the date of confirmed loss. For all loans, we stop accruing interest and reverse all accrued but unpaid interest on the date of charge-off. Additional information about our loans measured at fair value is included in Note 5 through Note 7, as well as Note 9.
Loans Measured at Amortized Cost
As of December 31, 2021, loans measured at amortized cost included credit card loans. We launched our credit card product in the third quarter of 2020, which was expanded to a broader market in the fourth quarter of 2020. During the fourth quarter of 2020, we also issued a commercial loan, which was repaid in January 2021. For loans measured at amortized cost, we present accrued interest within loans in the consolidated balance sheets.

Allowance for Credit Losses	Effective January 1, 2020, we adopted the provisions of Accounting Standards Update (“ASU”) 2016-13, Measurement of Credit Losses on Financial Instruments, which requires upfront recognition of lifetime expected credit losses using a current expected credit loss model. As of December 31, 2021, the standard was applicable to (i) cash equivalents and restricted cash equivalents, (ii) accounts receivable from contracts with customers, inclusive of servicing related receivables, (iii)  margin receivables, which were attributable to our activities at 8 Limited, (iv) certain loan repurchase reserves representing guarantees of credit exposure, (v) loans measured at amortized cost, including credit card loans, and (vi) investments in AFS debt securities. Our approaches to measuring the allowance for credit losses on the applicable financial assets are as follows:
Cash equivalents and restricted cash equivalents: Our cash equivalents and restricted cash equivalents are short-term in nature and of high credit quality; therefore, we determined that our exposure to credit losses over the life of these instruments was immaterial.
Accounts receivable from contracts with customers: Accounts receivable from contracts with customers as of the balance sheet dates are recorded at their original invoice amounts reduced by any allowance for credit losses. In accordance with the standard, we pool our accounts receivable, all of which are short-term in nature and arise from contracts with customers, based on shared risk characteristics to assess their risk of loss, even when that risk is remote. Certain of our historical accounts receivable balances did not have any write-offs. We use the aging method and historical loss rates as a basis for estimating the percentage of current and delinquent accounts receivable balances that will result in credit losses. We consider whether the conditions at the measurement date and reasonable and supportable forecasts about future conditions warrant an adjustment to our historical loss experience. In applying such adjustments, we primarily evaluate changes in customer creditworthiness, current economic conditions, expectations of near-term economic trends and changes in customer payment terms and collection trends. For the measurement dates presented herein, given our methods of collecting funds, and that we have not observed meaningful changes in our customers’ payment behavior, we determined that our historical loss rates remained most indicative of our lifetime expected losses. We record the provision for credit losses on accounts receivable from contracts with customers within noninterest expense—general and administrative in the consolidated statements of operations and comprehensive income (loss).
When we determine that a receivable is not collectible, we write off the uncollectible amount as a reduction to both the allowance and the gross asset balance. Recoveries are recorded when received and credited to the provision for credit losses. Any change in the assumptions used in analyzing a specific account receivable may result in an additional allowance for credit losses being recognized in the period in which the change occurs. See Note 8 for a rollforward of the allowance for credit losses related to our accounts receivable.
Margin receivables: Our margin receivables, which are associated with margin lending services we offer to members through 8 Limited, are fully collateralized by the borrowers’ securities under collateral maintenance provisions, to which we regularly monitor adherence. Therefore, using the practical expedient in ASC 326-20-35-6, Financial Instruments — Credit Losses, we did not record expected credit losses on this pool of margin receivables, as the fair value of the underlying collateral is expected to exceed the amortized cost of the receivables.
Loan repurchase reserves: We issue financial guarantees related to certain non-agency loan transfers, which are subject to repurchase based on the occurrence of certain credit-related events within a specified amount of time following loan transfer, which does not exceed 90 days from origination. We estimate the contingent guarantee liability based on our historical repurchase activity for similar types of loans and assess whether adjustments to our historical loss experience are required based on current conditions and forecasts of future conditions, as appropriate, as our exposure under the guarantee is short-term in nature. See Note 16 for additional information on our guarantees.
Credit card loans: Our estimates of the allowance for credit losses as of December 31, 2021 and 2020 were $7,037 and $219, respectively. Accordingly, our estimate of the allowance for credit losses as of December 31, 2020 was immaterial to the consolidated financial statements. During the third quarter of 2021, we began to segment pools of credit card loans based on consumer credit score bands as measured using FICO scores obtained at the origination of the account (“origination FICO”) and also by delinquency status, which may be adjusted using other risk-differentiating attributes to model charge-off probabilities and the average life over which expected credit losses may occur for the credit card loans within each pool. As our historical internal risk tiers were assigned primarily based on origination FICO, our pooling of our historical assets did not materially change, nor would there have been a material impact on our historical provision for credit losses if we had utilized our current credit quality indicators when setting our historical provision. The pools estimate the likelihood of borrowers with similar origination FICO scores to pay credit obligations based on aggregate credit performance data. When necessary, we apply separate credit loss assumptions to assets that have deteriorated in credit quality such that they no longer share similar risk characteristics with other assets in the same FICO score band. We either estimate the allowance for credit losses on such non-performing assets individually based on individual risk characteristics or as part of a distinct pool of assets that shares similar risk characteristics. We reassess our credit card pools periodically to confirm that all loans within each pool continue to share similar risk characteristics.
We establish an allowance for the pooled credit card loans within each pool utilizing the risk model described above, which may then be adjusted for current conditions and reasonable and supportable forecasts of future conditions, including economic conditions. We apply the probability-of-default and loss-given-default assumptions to the drawn balance of credit card loans within each pool to estimate the lifetime expected credit losses within each pool, which are then aggregated to determine the allowance for credit losses. We do not measure credit losses on the undrawn credit exposure, as such undrawn credit exposure is unconditionally cancellable by us. Management further considers an evaluation of overall portfolio credit quality based on indicators such as changes in our credit decisioning process, underwriting and collection management policies; the effects of external factors, such as regulatory requirements; general economic conditions; and inherent uncertainties in applying the methodology. We record the provision for credit losses on credit card loans within noninterest expense—provision for credit losses in the consolidated statements of operations and comprehensive income (loss).
Credit card loans are reported as delinquent when they become 30 or more days past due. Credit card loans are charged off after 180 days of delinquency or on the date of the confirmed loss, at which time we stop accruing interest and reverse all accrued but unpaid interest through interest income as of such date. When a credit card loan is charged off, we record a reduction to the allowance and the credit card loan balance. When recovery payments are received against charged off credit card loans, we record a direct reduction to the provision for credit losses and resume the accrual of interest. Credit card receivables associated with alleged or potential fraudulent transactions are charged off through noninterest expense—general and administrative in the consolidated statements of operations and comprehensive income (loss).
There were no credit card loans on nonaccrual status as of December 31, 2021 and 2020. Credit card balances expensed due to alleged or potential fraudulent transactions, net of recoveries, during the year ended December 31, 2021 were $1,292. There were no such credit card loan charge offs during the year ended December 31, 2020. Accrued interest receivables written off during the year ended December 31, 2021 were $133, all of which were accrued during 2021. We did not have any accrued interest receivables written off during the year ended December 31, 2020. See Note 8 for a rollforward of the allowance for credit losses related to our credit card loans.
We elected to exclude interest on credit card loans from the measurement of our allowance, as our policy allows for accrued interest to be reversed in a timely manner. Further, we elected the practical expedient to exclude the accrued interest component of our credit card loans from the quantitative disclosures presented.
Credit Quality Indicators
The primary credit quality indicators that are important to understanding the overall credit performance of our credit card borrowers and their ability to repay are reflected by delinquency status and by credit performance expectations, as segmented by origination FICO bands as of December 31, 2021. The Company monitors these credit quality indicators on an ongoing basis.
The following table presents the amortized cost basis of our credit card loan portfolio (excluding accrued interest and before the allowance for credit losses) by either current status or delinquency status as of the dates indicated:

		Delinquent Loans
	Current	30–59 Days	60–89 Days	≥ 90 Days(1)	Total Delinquent Loans	Total Loans(2)
December 31, 2021
Credit card loans	$115,356	1,893	1,683	2,658	6,234	$121,590
December 31, 2020
Credit card loans	$3,864	74	2	—	76	$3,940
__________________
(1)As of December 31, 2021, all of the credit card loans that were 90 days or more past due continued to accrue interest.
(2)Presented before allowance for credit losses of $7,037 and $219 as of December 31, 2021 and 2020, respectively, and excludes accrued interest of $1,359 and $2, respectively.
The following table presents the amortized cost basis of our credit card loan portfolio (excluding accrued interest and before the allowance for credit losses) as of December 31, 2021 based on origination FICO. Generally, higher origination FICO score bands reflect higher anticipated credit performance than lower origination FICO score bands.

Origination FICO	December 31, 2021
≥ 800	$10,016
780 – 799	8,624
760 – 779	9,976
740 – 759	13,581
720 – 739	18,358
700 – 719	22,579
680 – 699	21,736
660 – 679	14,044
640 – 659	1,969
< 640	707
Total credit card loans	$121,590
Investments in AFS debt securities: An allowance for credit losses on our investments in AFS debt securities is required for any portion of impaired securities that is attributable to credit-related factors. For certain securities that are guaranteed by the U.S. Treasury or government agencies, or sovereign entities of high credit quality, we concluded that there is no risk of credit-related impairment due to the nature of the counterparties and history of no credit losses. For other investments in AFS debt securities, factors considered in evaluating credit losses include (i) adverse conditions related to the macroeconomic environment or the industry, geographic area or financial condition of the issuer, (ii) other credit indicators of the security, such as external credit ratings, and (iii) payment structure of the security. As of December 31, 2021, we concluded that the credit-related impairment was immaterial.
Credit-related impairment is recognized as an allowance for credit losses in the consolidated balance sheets with a corresponding adjustment to noninterest expense—provision for credit losses in the consolidated statements of operations and comprehensive income (loss). Such credit losses are limited to the amount of the total impairment. We did not recognize an allowance for credit losses on impaired investments in AFS debt securities as of December 31, 2021.
Servicing Rights, Loan Origination and Sales Activities
Each time we enter into a servicing agreement, either in connection with transfers of our financial assets or in connection with a referral fulfillment arrangement we entered into during 2021 in which we are a sub-servicer for financial assets that we do not legally own, we determine whether we should record a servicing asset, servicing liability, or neither a servicing asset nor liability. We elected the fair value option to measure our servicing rights subsequent to initial recognition. We measure the initial and subsequent fair value of our servicing rights using a discounted cash flow methodology, which includes our contractual servicing fee, ancillary income, prepayment rate assumptions, default rate assumptions, a discount rate commensurate with the risk of the servicing asset or liability being valued, and an assumed market cost of servicing, which is based on active quotes from third-party servicers. For servicing rights retained in connection with loan transfers that do not meet the requirements for sale accounting treatment, there is no recognition of a servicing asset or liability.
Servicing rights in connection with transfers of financial assets are initially measured at fair value and recognized as a component of the gain or loss from sales of loans and the initial capitalization is reported within noninterest income—loan origination and sales in the consolidated statements of operations and comprehensive income (loss). Servicing rights assumed from third parties for financial assets for which we are not the loan originator are initially measured at fair value and recognized within noninterest income—servicing in the consolidated statements of operations and comprehensive income (loss). Servicing rights are measured at fair value at each subsequent reporting date and changes in fair value are reported in earnings in the period in which they occur. Subsequent measurement changes for all servicing rights, including servicing fee payments and fair value changes, are included within noninterest income—servicing in the consolidated statements of operations and comprehensive income (loss). We elected the fair value option to measure our servicing rights to better align with the valuation of our transferred loans, which also tend to share a similar risk profile to the personal loan servicing we assume from third parties when we are not the loan originator. The loans are also impacted by similar factors, such as conditional prepayment rates. We consider the risk of the assets and the observability of inputs in determining the classes of servicing rights. We have three classes of servicing assets: personal loans, home loans and student loans. There is prepayment and delinquency risk inherent in our servicing rights, but we currently do not use any instruments to mitigate such risks.
We measure our student loans, home loans and personal loans at fair value and, therefore, all direct fees and costs related to the origination process are recognized in earnings as earned or incurred. Direct fees, which primarily relate to home loan originations, and direct loan origination costs are recorded within noninterest income—loan origination and sales and noninterest expense—cost of operations, respectively, in the consolidated statements of operations and comprehensive income (loss).
As part of our loan sale agreements, we may retain the rights to service sold loans. We calculate a gain or loss on the sale based on the sum of the proceeds from the sale and any servicing asset recognized, less the carrying value of the loans sold. Our gain or loss calculation is also inclusive of repurchase liabilities recognized at the time of sale.
For our credit card loans, direct loan origination costs are deferred in other assets on the consolidated balance sheets and amortized on a straight-line basis over the privilege period, which is 12 months, within interest income—loans in the consolidated statements of operations and comprehensive income (loss). During the year ended December 31, 2021, we amortized $1,451 of deferred costs into interest income and had a remaining balance of deferred costs of $3,422 within other assets as of December 31, 2021.

Securitization Investments	In Company-sponsored securitization transactions that meet the applicable criteria to be accounted for as a sale, we retain certain residual interests and asset-backed bonds. We measure these investments at fair value on a recurring basis. Gains and losses related to our securitization investments are reported within noninterest income—securitizations in the consolidated statements of operations and comprehensive income (loss). We determine the fair value of our securitization investments using a discounted cash flow methodology, while also considering market data as it becomes available. We classify the residual investments as Level 3 due to the reliance on significant unobservable valuation inputs. We classify asset-backed bonds as Level 2 due to the use of quoted prices for similar assets in markets that are not active, as well as certain factors specific to us. Our residual investments accrete interest income over the expected life using the effective yield method pursuant to ASC 325-40, Investments — Other, which reflects a portion of the overall fair value adjustment recorded each period on our residual investments. On a quarterly basis, we reevaluate the cash flow estimates over the life of the residual investments to determine if a change to the accretable yield is required on a prospective basis. Additionally, we record interest income associated with asset-backed bonds over the term of the underlying bond using the effective interest method on unpaid bond amounts. Interest income on residual investments and asset-backed bonds is presented within interest income—securitizations in the consolidated statements of operations and comprehensive income (loss).
Equity Method Investments
In August 2021, we finalized the purchase of a 5% interest in Lower Holding Company (“Lower”) for $20,000, upon obtaining certain regulatory approvals. This equity method investment expanded our home loan origination fulfillment capabilities. Upon the closing of the transaction, we were granted a seat on Lower’s board of directors. Based on accounting guidance in ASC 323-10, Investments — Equity Method and Joint Ventures, we concluded that we had significant influence over the investee because of our representation on its board of directors. However, we did not control the investee and, therefore, accounted for the investment under the equity method of accounting. The investment was not deemed to be significant under either Regulation S-X, Rule 3-09 or Rule 4-08(g).
We recorded our portion of Lower equity method earnings within noninterest income—other in the consolidated statements of operations and comprehensive income (loss) and as an increase to the carrying value of our equity method investment in the consolidated balance sheets. We recognized equity method losses of $261 during the year ended December 31, 2021, which included basis difference amortization. The investment in Lower resulted in a basis difference of $1,769 that was attributable to the excess of the fair value of certain assets measured at amortized cost relative to book value, as well as definite-lived intangible assets. The basis difference is being amortized into income as an offset to equity method earnings over the weighted average life of the assets measured at amortized cost by Lower and the useful life of the separately-identified intangible assets. The amortization range is 1.3 to 5.0 years, and the weighted average amortization period is 3.3 years as of December 31, 2021. Our policy for amortizing separately-identified Lower assets was consistent with our policy for amortizing our assets of a similar type, and our basis for amortizing assets held by Lower at amortized cost was consistent with our experience with similar assets. We did not receive any distributions during the year ended December 31, 2021. We did not recognize any impairment related to our Lower investment during the year ended December 31, 2021.
On January 25, 2022, we relinquished our seat on Lower’s board of directors. As such, we no longer have significant influence over the investee and we will cease recognizing Lower equity investment income subsequent to that date.
In December 2018, we purchased a 16.7% interest in Apex Clearing Holdings, LLC (“Apex”) for $100,000, which represented our only significant equity method investment at the time. We recorded our portion of Apex equity method earnings within noninterest income—other in the consolidated statements of operations and comprehensive income (loss) and as an increase to the carrying value of our equity method investment in the consolidated balance sheets. We recognized equity method earnings on our investment in Apex of $4,442 and $795 during the years ended December 31, 2020 and 2019, respectively, which included basis difference amortization. During the year ended December 31, 2020, we invested an additional $145 in Apex, which increased our equity method investment ownership to 16.8% as of that date.
The seller of the Apex interest had call rights over our initial equity interest in Apex (“Seller Call Option”) from April 14, 2020 to December 14, 2023, which rights were exercised in January 2021. Therefore, we ceased recognizing Apex equity investment income subsequent to the call date. As of December 31, 2020, we measured the carrying value of the Apex equity method investment equal to the call payment that we received in January 2021 of $107,534. There was no equity method investment balance as of December 31, 2021. We did not receive any distributions during the years ended December 31, 2020 and 2019.
We also had an equity method investment balance related to a residential mortgage origination joint venture, which was discontinued in the third quarter of 2020, at which point we received a closing distribution of $974 related to the investment and we recognized an immaterial loss on the dissolution date. For the years ended December 31, 2020 and 2019, the earnings related to this joint venture were immaterial.
Property, Equipment and Software	All property, equipment and software are initially recorded at cost; repairs and maintenance are expensed as incurred. Computer hardware, furniture and fixtures, software, and finance lease right-of-use (“ROU”) assets are depreciated or amortized on a straight-line basis over the estimated useful life of each class of depreciable or amortizable assets (ranging from 2.5 to 7.0 years). Leasehold improvements are amortized over the shorter of the respective lease term or the estimated lives of the leasehold improvements.
Software includes both purchased and internally-developed software. Internally-developed software is capitalized when preliminary project efforts are successfully completed, and it is probable that both the project will be completed and the software will be used as intended. Capitalized costs consist of salaries and compensation costs for employees, fees paid to third-party consultants who are directly involved in development efforts and costs incurred for upgrades and functionality enhancements. Other costs are expensed as incurred.
The table below presents our major classes of depreciable and amortizable assets by function as of the dates indicated:

	Gross Balance	Accumulated Depreciation/Amortization	Carrying Value
December 31, 2021
Computer hardware	$16,864	$(8,583)	$8,281
Leasehold improvements	39,726	(12,233)	27,493
Furniture and fixtures(1)	18,326	(7,748)	10,578
Software(2)	75,632	(22,996)	52,636
Finance lease ROU assets(3)	15,100	(2,876)	12,224
Construction in progress(4)	661	—	661
Total	$166,309	$(54,436)	$111,873
December 31, 2020
Computer hardware	$13,494	$(6,037)	$7,457
Leasehold improvements	36,725	(7,920)	28,805
Furniture and fixtures(1)	12,361	(5,251)	7,110
Software(2)	42,323	(18,587)	23,736
Finance lease ROU assets(3)	15,100	(719)	14,381
Total	$120,003	$(38,514)	$81,489
__________________
(1)Furniture and fixtures primarily include office equipment as well as other furniture and fixtures associated with SoFi Stadium.
(2)Software primarily includes internally-developed software related to significant developments and enhancements for our products. During the year ended December 31, 2021, we capitalized $7,776 of share-based compensation related to internally-developed software, and we recognized associated amortization expense of $792. We did not capitalize any share-based compensation during the years ended December 31, 2020 and 2019.
(3)Finance lease ROU assets include our rights to certain physical signage within SoFi Stadium. See Note 16 for additional information on our leases.
(4)Construction in progress as of December 31, 2021 relates to furniture and fixtures and computer hardware.
For the years ended December 31, 2021, 2020 and 2019, total depreciation and amortization expense associated with property, equipment and software, inclusive of the amortization of capitalized share-based compensation, was $31,061, $20,097 and $12,947, respectively.
We recognized property, equipment and software abandonment of $2,137 during the year ended December 31, 2019. There were no abandonments during the years ended December 31, 2021 and 2020. There were no impairments during any of the years presented. We had losses on computer hardware disposals of $164 during the year ended December 31, 2021.

Property, Equipment and Software	All property, equipment and software are initially recorded at cost; repairs and maintenance are expensed as incurred. Computer hardware, furniture and fixtures, software, and finance lease right-of-use (“ROU”) assets are depreciated or amortized on a straight-line basis over the estimated useful life of each class of depreciable or amortizable assets (ranging from 2.5 to 7.0 years). Leasehold improvements are amortized over the shorter of the respective lease term or the estimated lives of the leasehold improvements.
Software includes both purchased and internally-developed software. Internally-developed software is capitalized when preliminary project efforts are successfully completed, and it is probable that both the project will be completed and the software will be used as intended. Capitalized costs consist of salaries and compensation costs for employees, fees paid to third-party consultants who are directly involved in development efforts and costs incurred for upgrades and functionality enhancements. Other costs are expensed as incurred.
The table below presents our major classes of depreciable and amortizable assets by function as of the dates indicated:

	Gross Balance	Accumulated Depreciation/Amortization	Carrying Value
December 31, 2021
Computer hardware	$16,864	$(8,583)	$8,281
Leasehold improvements	39,726	(12,233)	27,493
Furniture and fixtures(1)	18,326	(7,748)	10,578
Software(2)	75,632	(22,996)	52,636
Finance lease ROU assets(3)	15,100	(2,876)	12,224
Construction in progress(4)	661	—	661
Total	$166,309	$(54,436)	$111,873
December 31, 2020
Computer hardware	$13,494	$(6,037)	$7,457
Leasehold improvements	36,725	(7,920)	28,805
Furniture and fixtures(1)	12,361	(5,251)	7,110
Software(2)	42,323	(18,587)	23,736
Finance lease ROU assets(3)	15,100	(719)	14,381
Total	$120,003	$(38,514)	$81,489
__________________
(1)Furniture and fixtures primarily include office equipment as well as other furniture and fixtures associated with SoFi Stadium.
(2)Software primarily includes internally-developed software related to significant developments and enhancements for our products. During the year ended December 31, 2021, we capitalized $7,776 of share-based compensation related to internally-developed software, and we recognized associated amortization expense of $792. We did not capitalize any share-based compensation during the years ended December 31, 2020 and 2019.
(3)Finance lease ROU assets include our rights to certain physical signage within SoFi Stadium. See Note 16 for additional information on our leases.
(4)Construction in progress as of December 31, 2021 relates to furniture and fixtures and computer hardware.
For the years ended December 31, 2021, 2020 and 2019, total depreciation and amortization expense associated with property, equipment and software, inclusive of the amortization of capitalized share-based compensation, was $31,061, $20,097 and $12,947, respectively.
We recognized property, equipment and software abandonment of $2,137 during the year ended December 31, 2019. There were no abandonments during the years ended December 31, 2021 and 2020. There were no impairments during any of the years presented. We had losses on computer hardware disposals of $164 during the year ended December 31, 2021.

Goodwill and Intangible Assets	Goodwill represents the fair value of an acquired business in excess of the fair value of the identified net assets acquired. Goodwill is tested for impairment annually or whenever indicators of impairment exist. We apply the provisions of ASU 2017-04, Simplifying the Test for Goodwill Impairment, to calculate goodwill impairment (if any) on at least an annual basis, which provides for an unconditional option to bypass the qualitative assessment. Impairment of goodwill is the condition that exists when the carrying amount of a reporting unit that includes goodwill exceeds its fair value. A goodwill impairment loss is recognized for the amount that the carrying amount of a reporting unit, including goodwill, exceeds its fair value, limited to the total amount of goodwill allocated to that reporting unit. Therefore, if the fair value of a reporting unit exceeds its carrying amount, goodwill of the reporting unit is not impaired. Our annual impairment testing date is October 1. Intangible assets as of December 31, 2021 included developed technology; customer-related contracts; trade names, trademarks and domain names; core banking infrastructure; and broker-dealer license and trading rights. Definite-lived intangible assets are straight-line amortized over their useful lives and reviewed for impairment annually and whenever events or circumstances indicate that the carrying amount of such assets may not be recoverable. We do not have any indefinite-lived intangible assets.
Leases
In accordance with ASC 842, Leases, which we began applying as of January 1, 2019, we determine if an arrangement is or contains a lease at inception of the contract. A contract is or contains a lease if the contract conveys the right to control the use of identified property or equipment for a period of time in exchange for consideration. For our current office and non-office classes of operating leases, we elected the practical expedient to choose not to separate non-lease components from lease components and instead to account for each separate lease component and the non-lease components associated with that lease component as a single lease component. For our current classes of finance leases, we did not elect to apply this practical expedient and, instead, separately identify and measure the non-lease components of the contracts. As an accounting policy election, we apply the short-term lease exemption practical expedient to any lease that, at the commencement date, has a lease term of 12 months or less and does not include an option to purchase the underlying asset that we are reasonably certain to exercise.
Operating leases are presented within operating lease right-of-use assets and operating lease liabilities in the consolidated balance sheets. Finance lease ROU assets are presented within property, equipment and software and finance lease liabilities are presented within accounts payable, accruals and other liabilities in the consolidated balance sheets. Operating and finance lease ROU assets represent our right to use an underlying asset for the lease term and operating and finance lease liabilities represent our obligation to make lease payments arising from the lease. ROU assets and lease liabilities are recognized at commencement date based on the present value of lease payments over the lease term. As our leases do not provide an implicit borrowing rate, we use our incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments.
The operating lease ROU assets are increased by any prepaid lease payments and are reduced by any unamortized lease incentives. Our lease terms may include options to extend or terminate the lease when it is reasonably certain that we will exercise that option. Base rent is subject to rent escalations on each annual anniversary from the lease commencement dates. Lease expense for lease payments, including any step rent provisions specified in the lease agreements, is recognized on a straight-line basis over the lease term and is allocated among the components of noninterest expense in the consolidated statements of operations and comprehensive income (loss). The finance lease ROU assets are depreciated on a straight-line basis over the estimated useful life of seven years. Interest expense on finance leases is recognized for the difference between the present value of the lease liabilities and the scheduled lease payments within interest expense—other in the consolidated statements of operations and comprehensive income (loss).
When a lease agreement is modified, we determine if the modification grants us the right to use an additional asset that is not included in the original lease contract and if the lease payments increase commensurate with the standalone price for the additional ROU asset. If both conditions are met, we account for the agreement as two separate contracts: (i) the original, unmodified contract and (ii) a separate contract for the additional ROU asset. If both conditions are not met, the modification is not evaluated as a separate contract. Instead, based on the nature of the modification, we (i) reassess the lease classification on the modification date under the modified terms, and (ii)
use the modified lease payments and discount rate to remeasure the lease liability and recognize any difference between the new lease liability and the old lease liability as an adjustment to the ROU asset.
Derivative Financial Instruments and Capped Call Transactions
We enter into derivative contracts to manage future loan sale execution risk. We did not elect hedge accounting, as management’s hedging intentions are to economically hedge the risk of unfavorable changes in the fair value of our student loans, personal loans and home loans. Our derivative instruments used to manage future loan sale execution risk as of the balance sheet dates included interest rate futures, interest rate swaps, interest rate caps, and home loan pipeline hedges. We also had interest rate lock commitments (“IRLC”) and interest rate caps that were not related to future loan sale execution risk. The interest rate futures and home loan pipeline hedges are measured at fair value and categorized as Level 1 fair value assets and liabilities, as all contracts held are traded in active markets for identical assets or liabilities and quoted prices are accessible by us at the measurement date. The interest rate swaps and interest rate caps are measured at fair value and categorized as Level 2 fair value assets and liabilities, as all contracts held are traded in active markets for similar assets or liabilities and other observable inputs are available at the measurement date. IRLCs are categorized as Level 3 fair value assets and liabilities, as the fair value is highly dependent on an assumed loan funding probability.
In the past, we have also entered into derivative contracts to hedge the market risk associated with some of our non-securitization investments. We did not elect hedge accounting.
In addition, in conjunction with a loan sale agreement we entered into during 2018, we are entitled to receive payments from the buyer of the loans underlying the agreement if the internal rate of return (as defined in the loan sale agreement) on such loans exceeds a specified hurdle, subject to a dollar cap. This provision is referred to as the “purchase price earn-out”. As the purchaser maintains control of the transferred assets and retains the risk of loss, and the assets remain legally isolated from us, the transfer qualified for true sale accounting. We determined that the purchase price earn-out is a derivative asset. Therefore, the purchase price earn-out is measured at fair value on a recurring basis and is categorized as a Level 3 fair value asset, as the fair value is highly dependent on underlying loan portfolio performance. Historically, the purchase price earn-out value was immaterial.
Changes in derivative instrument fair values are recognized in earnings as they occur. Depending on the measurement date position, derivative financial instruments are presented within other assets or accounts payable, accruals and other liabilities in the consolidated balance sheets. Our derivative instruments are reported within net cash provided by (used in) operating activities in the consolidated statements of cash flows.
The following table presents the gains (losses) recognized on our derivative instruments during the years indicated:

	Year Ended December 31,
	2021	2020	2019
Derivative contracts to manage future loan sale execution risk(1)(2)	$49,090	$(54,829)	$(24,803)
IRLCs(1)	(11,861)	14,530	916
Interest rate caps(1)	(193)	—	—
Purchase price earn-out(1)	9,312	—	—
Special payment(3)	(21,181)	—	—
Third party warrants(4)	573	—	—
Derivative contracts to manage market risk associated with non-securitization investments(5)	—	996	(1,151)
Total	$25,740	$(39,303)	$(25,038)
__________________
(1)Recorded within noninterest income—loan origination and sales in the consolidated statements of operations and comprehensive income (loss).
(2)The loss recognized during the year ended December 31, 2020 was inclusive of a $22,269 gain on credit default swaps that were opened and settled during the year.
(3)In conjunction with the Business Combination, the Amended Series 1 Agreement amended the original special payment provision to provide for a one-time special payment to Series 1 preferred stockholders, which was paid from the proceeds of the Business Combination and settled contemporaneously with the Business Combination. The special payment was recognized within noninterest expense—general and administrative in the consolidated statements of operations and comprehensive income (loss), as this feature was accounted for as an embedded derivative that was not clearly and closely related to the host contract, and will have no subsequent impact on our consolidated financial results. The Series 1 Redeemable Preferred Stock has no stated maturity.
(4)Includes $273 recorded within noninterest income—other, $132 recorded within noninterest expense—cost of operations and $168 recorded within noninterest expense—general and administrative in the consolidated statements of operations and comprehensive income (loss), the latter of which represents the amortization of a deferred liability recognized at the initial fair value of the third party warrants acquired of $964, as we are also a customer of the third party.
(5)Recorded within noninterest income—other in the consolidated statements of operations and comprehensive income (loss). We did not have any such derivative contracts to hedge our non-securitization investments during the year ended December 31, 2021.
Certain derivative instruments are subject to enforceable master netting arrangements. Accordingly, we present our net asset or liability position by counterparty in the consolidated balance sheets. Additionally, since our cash collateral balances do not approximate the fair value of the derivative position, we do not offset our right to reclaim cash collateral or obligation to return cash collateral against recognized derivative assets or liabilities. The following table presents information about derivative instruments subject to enforceable master netting arrangements as of the dates indicated:

	December 31, 2021		December 31, 2020
	Gross Derivative Assets	Gross Derivative Liabilities	Gross Derivative Assets	Gross Derivative Liabilities
Interest rate swaps	$5,444	$—	$—	$(947)
Interest rate caps	—	(668)	—	—
Home loan pipeline hedges	117	(313)	—	(1,872)
Interest rate futures	—	—	—	(136)
Total, gross	$5,561	$(981)	$—	$(2,955)
Less: derivative netting	(117)	117	—	—
Total, net(1)	$5,444	$(864)	$—	$(2,955)
__________________
(1) As of December 31, 2021 and 2020, we had a cash collateral requirement of $299 and $1,746, respectively, related to these instruments.
The following table presents the notional amount of derivative contracts outstanding as of the dates indicated:

	December 31,
	2021	2020
Derivative contracts to manage future loan sale execution risk:
Interest rate swaps	$4,210,000	$1,475,000
Home loan pipeline hedges	421,000	371,000
Interest rate caps	405,000	—
Interest rate futures	—	3,400,000
IRLCs(1)	357,529	630,277
Interest rate caps(2)	405,000	—
Total	$5,798,529	$5,876,277
__________________
(1)Amounts correspond with home loan funding commitments subject to IRLC agreements.
(2)We sold an interest rate cap that was subject to master netting to offset an interest rate cap purchase made in conjunction with a contract to manage future loan sale execution risk.
While the notional amounts of derivative instruments give an indication of the volume of our derivative activity, they do not necessarily represent amounts exchanged by parties and are not a direct measure of our financial exposure.
We entered into privately negotiated capped call transactions (the “Capped Call Transactions”) with certain financial institutions (the “Capped Call Counterparties”). The Capped Call Transactions initially cover, subject to customary anti-dilution adjustments, the number of shares of our common stock that initially underlie the Convertible Notes. The Capped Call Transactions are net purchased call options on our own common stock.
The Capped Call Transactions are separate transactions entered into by the Company with each of the Capped Call Counterparties, are not part of the terms of the Convertible Notes, and do not affect any holder’s rights under the Convertible Notes. Holders of the Convertible notes do not have any rights with respect to the Capped Call Transactions.
As the Capped Call Transactions are legally detachable and separately exercisable from the Convertible Notes, they were evaluated as freestanding instruments under ASC 480, Distinguishing Liabilities from Equity (“ASC 480”). We concluded that the Capped Call Transactions meet the scope exceptions for derivative instruments under ASC 815. As such, the Capped Call Transactions meet the criteria for classification in equity and are included as a reduction to additional paid-in capital.

Residual Interests Classified as Debt, Borrowing and Financing Costs and Convertible Senior Notes
For residual interests related to consolidated securitizations, the residual interests held by third parties are presented as residual interests classified as debt in the consolidated balance sheets. We measure residual interests classified as debt at fair value on a recurring basis. We record subsequent measurement changes in fair value in the period in which the change occurs within noninterest income—securitizations in the consolidated statements of operations and comprehensive income (loss). We determine the fair value of residual interests classified as debt using a discounted cash flow methodology, while also considering market data as it becomes available. We classify the residual interests classified as debt as Level 3 due to the reliance on significant unobservable valuation inputs.
We recognize interest expense related to residual interests classified as debt over the expected life using the effective yield method, which reflects a portion of the overall fair value adjustment recorded each period on our residual interests classified as debt. Interest expense related to residual interests classified as debt is presented within interest expense—securitizations and warehouses in the consolidated statements of operations and comprehensive income (loss). On a quarterly basis, we reevaluate the cash flow estimates to determine if a change to the accretable yield is required on a prospective basis.
We borrow from various financial institutions to finance our lending activities. Direct costs incurred in connection with financing, such as banker fees, origination fees and legal fees, are classified as deferred debt issuance costs. We capitalize these costs and report the amounts as a direct deduction from the carrying amount of the debt balance. Any difference between the stated principal amount of debt and the amount of cash proceeds received, net of debt issuance costs, is presented as a discount or premium. The capitalized debt issuance costs and the original issue discount/premium are amortized into interest expense over the expected life of the related financing agreements using the straight-line method for revolving facilities and the effective interest method for securitization debt and our senior convertible notes, which are further discussed below. Remaining unamortized fees are expensed immediately upon early extinguishment of the debt. In a debt modification for revolving debt, the initial issuance costs and any additional fees incurred as a result of the modification are deferred over the term of the new agreement, if the borrowing capacity of the revolving facility is increased. In the case that a modification results in a decrease in our borrowing capacity, any fees paid to the creditor and any third-party costs incurred are associated with the new arrangement and are, therefore, deferred and amortized over the term of the new arrangement. Unamortized deferred costs relating to the old arrangement at the time of the modification are expensed immediately in proportion to the decrease in borrowing capacity of the old arrangement. Any remaining unamortized deferred costs relating to the old arrangement are deferred and amortized over the term of the new arrangement.
The total accrued interest payable of $1,306 and $19,817 as of December 31, 2021 and 2020, respectively, was primarily related to interest associated with our borrowings and was presented within accounts payable, accruals and other liabilities in the consolidated balance sheets.
Convertible Senior Notes
In October 2021, we issued $1.2 billion aggregate principal amount of convertible senior notes due 2026 (the “Convertible Notes”). The Convertible Notes will mature on October 15, 2026, unless earlier repurchased, redeemed or converted. We will settle conversions by paying or delivering, at our election, cash, shares of our common stock or a combination of cash and shares of our common stock, based on the applicable conversion rate(s). The Convertible Notes will also be redeemable, in whole or in part, at our option at any time, and from time to time, on or after October 15, 2024 through on or before the 30th scheduled trading day immediately before the maturity date, at a cash redemption price equal to the principal amount of the Convertible Notes to be redeemed, plus accrued interest, if any, thereon to, but excluding, the redemption date, but only if certain liquidity conditions described in the indenture are satisfied and certain conditions are met with respect to the last reported sale price per share of our common stock prior to conversion. See Note 10 for more detailed disclosure of these term and features of the Convertible Notes.
We elected to evaluate each embedded feature of the arrangement individually. We concluded that each of the conversion rights, optional redemption rights, fundamental change make-whole provision and repurchase rights did not require bifurcation as derivative instruments under ASC 815, Derivatives and Hedging (“ASC 815”), which we will reevaluate each reporting period. The additional interest and special interest that accrue on the notes in the event of our failure to comply with certain registration or reporting requirements are required to be bifurcated from the host contract, as the reporting requirement triggering event is not clearly and closely related to the host convertible debt contract, and therefore we measured the contingent interest feature at fair value each reporting period. The value was determined to be immaterial; therefore, we accounted for the Convertible Notes wholly as debt, which was recognized on the settlement date. Accordingly, we allocated all debt issuance costs to the debt instrument on the basis of materiality.
In connection with the pricing of the Convertible Notes, we entered into privately negotiated capped call transactions with certain financial institutions, which are further discussed below.

Fractional Shares
Through 8 Limited, which is a Hong Kong-based subsidiary, we have a “stock bits” feature that allows members with an 8 Limited investment account to purchase fractional shares in various companies. 8 Limited maintains control and risk over the stock inventory and, as such, must recognize on its balance sheet both the fraction of a share retained by the company and the fraction of a share owned by the member, with the latter also recorded as a payable to the member. The inventory is recorded at its fair value based on the closing price of the associated stock. As of December 31, 2021, the aggregate value of fractional shares owned by SoFi Hong Kong members was determined to be immaterial.
In our “stock bits” offering through our domestic SoFi Invest accounts, SoFi engages Apex as the clearing broker and, as such, does not retain control and risk over the stock inventory associated with fractional shares. Therefore, SoFi does not recognize the fractional shares owned by domestic SoFi Invest members on its consolidated balance sheets.

Redeemable Preferred Stock	Immediately prior to the Business Combination, all shares of the Company’s outstanding shares of redeemable preferred stock, other than the Series 1 preferred stock, converted into shares of SoFi Technologies common stock. Series 1 preferred stock is classified in temporary equity, as it is not fully controlled by SoFi.
Foreign Currency Translation Adjustments	We revalue assets, liabilities, income and expense denominated in non-United States currencies into United States dollars using applicable exchange rates. For foreign subsidiaries in which the functional currency is the subsidiary’s local currency, gains and losses relating to foreign currency translation adjustments are included in accumulated other comprehensive loss in our consolidated balance sheets. For foreign subsidiaries in which the functional currency is the United States Dollar, gains and losses relating to foreign currency transaction adjustments are included within earnings in the consolidated statements of operations and comprehensive income (loss).
Accumulated Deficit	We purchase SoFi common stock from time to time and constructively retire the common stock. We record purchases of common stock as a reduction to accumulated deficit in the consolidated balance sheets.
Interest Income
We record interest income associated with loans measured at fair value over the term of the underlying loans using the effective interest method on unpaid loan principal amounts, which is presented within interest income—loans in the consolidated statements of operations and comprehensive income (loss). We also record accrued interest income associated with loans measured at amortized cost within interest income—loans. We stop accruing interest and reverse all accrued but unpaid interest at the time a loan charges off. Loans are returned to accrual status if the loans are brought to nondelinquent status or have performed in accordance with the contractual terms for a reasonable period of time and, in management’s judgment, will continue to make scheduled periodic principal and interest payments.
We also have interest income associated with our investments in AFS debt securities. See “Investments in Debt Securities” in this Note 1 for additional information.
During the years ended December 31, 2021, 2020 and 2019, related party interest income primarily arose from a note receivable we issued to a stockholder in 2019 that was repaid during 2020 and lending activities with Apex, our former equity method investee, which were settled in February 2021. See Note 15 for additional information. Other interest income is primarily earned on our bank balances and on member deposits with our member bank holding companies that enable our SoFi Money product.
Loan Commitments
We offer a program whereby applicants can lock in an interest rate on an in-school loan to be funded at a later time. Applicants can exit the loan origination process up until the loan funding date. SoFi is obligated to fund the loan at the committed terms on the disbursement date if the borrower does not cancel prior to the loan funding date. The student loan commitments meet the scope exception under ASC 815 for issuers of commitments to originate non-mortgage loans. As the writer of the commitments, we elected the fair value option to measure our unfunded student loan commitments to align with the measurement methodology of our originated student loans. As such, our student loan commitments are carried at fair value on a recurring basis. We record the initial fair value measurement and subsequent measurement changes in fair value in the period in which the changes occur within noninterest income—loan origination and sales in the consolidated statements of operations and comprehensive income (loss). We classify student loan commitments as Level 3 because the valuations are highly dependent upon a loan funding probability, which is an unobservable input.
Loan commitments also include IRLCs, whereby we commit to interest rate terms prior to completing the origination process for home loans. IRLCs are derivative instruments that are measured at fair value on a recurring basis. Given that a home loan origination is contingent on a plethora of factors, our IRLCs are inherently uncertain and unobservable. As such, we classify IRLCs as Level 3. See “Derivative Financial Instruments” in this Note 1 for additional information on our derivative instruments.

Revenue Recognition and Technology Platform Fees
In accordance with ASC 606, in each of our revenue arrangements, revenue is recognized when control of the promised goods or services is transferred to the customer in an amount that reflects our expected consideration in exchange for those goods or services.
Technology Platform Fees
Commencing in May 2020 with our acquisition of Galileo, we earn technology platform fees for providing an integrated platform-as-a-service for financial and non-financial institutions. Within our technology platform fee arrangements, certain contracts contain a provision for a fixed, upfront implementation fee related to setup activities, which represents an advance payment for future technology platform services. Our implementation fees are recognized ratably over the contract life, as we consider the implementation fee partially earned each month that we meet our performance obligation over the life of the contract. We had deferred revenues of $2,553 and $2,520 as of December 31, 2021 and 2020, respectively, which are presented within accounts payable, accruals and other liabilities in the consolidated balance sheets. During the years ended December 31, 2021 and 2020, we recognized revenue of $685 and $342, respectively, associated with deferred revenues within noninterest income—technology platform fees in the consolidated statements of operations and comprehensive income (loss).
Sales commissions: Capitalized sales commissions presented within other assets in the consolidated balance sheets, which are incurred in connection with obtaining a technology platform-as-a-service contract, were $678 and $527 as of December 31, 2021 and 2020, respectively. Additionally, we incur ongoing monthly commissions, which are expensed as incurred, as the benefit of such sales efforts are realized only in the period in which the commissions are earned. During the year ended December 31, 2021, commissions recorded within noninterest expense—sales and marketing in the consolidated statements of operations and comprehensive income (loss) were $3,302, of which $267 represented amortization of capitalized sales commissions. During the year ended December 31, 2020, commissions were $1,659, of which $185 represented amortization of capitalized sales commissions.
Payments to customers: Certain contracts include provisions for customer incentives, which may be payable up front or applied to future or past technology platform fees. Payments to customers reduce the gross transaction price, as they represent constraints on the revenues expected to be realized. Upfront customer incentives are recorded as prepaid assets and presented within other assets in the consolidated balance sheets, and are applied against revenue in the period such incentives are earned by the customer. Customer incentives for future technology platform fees are applied ratably against future Technology Platform activity in accordance with the contract terms to the extent that cumulative revenues with the customer, net of incentives, are positive. Any incentive in excess of cumulative revenues is expensed as a contract cost. Customer incentives for past technology platform fees are recorded as a reduction to revenue in the period incurred, subject to the same cumulative revenue constraints.
Payment Network Fees
In customer arrangements separate from our technology platform fees, we earn payment network fees, which primarily constitute interchange fees, for satisfying our performance obligation to enable transactions through a payment network as the sponsor of such transactions. Interchange fees, which are remitted by the merchant, are calculated by multiplying a set fee percentage (as stipulated by the debit card payment network) by the transaction volume processed through such network. Transaction volume and related fees payable to us for interchange and other network fees are reported to us on a daily basis. Therefore, there is no constrained variable consideration within a reporting period. Using the expected value method, we assign a 100% probability to the transaction price as calculated using actual transaction volume processed through the payment network.
Our performance obligation is completely satisfied once we successfully fulfill a requested transaction. We measure our progress toward complete satisfaction of our performance obligation using the output method, with processed transaction volume representing the measure that faithfully depicts the transfer of our services. The value of our services is represented by the network fee rates, as stipulated by the applicable payment network.
In addition to payment network fees earned on our own branded cards, we also earn payment network fees for serving as a transaction card program manager for enterprise customers that are the program marketers for separate card programs. In these arrangements, we have two performance obligations: i) performing card program services, and ii) performing transaction card enablement services, for which we arrange for performance by the network associations and bank issuers to enable certain aspects of the transaction card process. The transaction price in these arrangements is largely dependent on network association guidelines and the program management economics are pooled, with the Company receiving a contractual share of payment network fees.
The payment network fees are determined based on the type and volume of monthly card program activity and, therefore, represent variable consideration, as such amounts are not known at contract inception. However, as payment network fees are settled on a monthly basis, the variable consideration within a reporting period is not constrained. We satisfy both performance obligations continuously throughout the contractual arrangements and our customers receive and consume the benefits simultaneously as we perform. Further, satisfaction of both performance obligations occurs within the same measurement period. As such, allocation of the transaction price between the performance obligations is not meaningful, as it would not impact the pattern of revenue recognition. Using the expected value method, we assign a 100% probability to the transaction price as calculated using actual monthly card program activity.
Our program management performance obligations are completely satisfied once we successfully enable and process transaction card activity. We measure our progress toward complete satisfaction of our performance obligations using the output method, with card program activity representing the measure that faithfully depicts the transfer of program management services. The value of our services is represented by the transaction fee rates, as stipulated by the network association guidelines.
In our payment network fee transactions, we act in the capacity of an agent due to our lack of pricing power and because we are not primarily responsible for fulfilling the transaction enablement performance obligation, and ultimately lack control over fulfilling the performance obligations to the customer. Therefore, we recognize revenue net of fees paid to other parties within the payment networks.
Referrals
We earn specified referral fees in connection with referral activities we facilitate through our platform.
In one type of referral arrangement, the referral fee is paid to us by third-party partners that offer services to end users who do not use one of our product offerings, but who were referred to the partners through our platform. As such, the third-party enterprise partners are our customers in these referral arrangements.
Our single performance obligation is to present referral leads to our enterprise partner customers. In some instances, the referral fee is calculated by multiplying a set fee percentage by the dollar amount of a completed transaction between our partners and their customers. In other instances, the referral fee represents the price per referral multiplied by the number of referrals (referred units) as measured by a consummated transaction between our partners and their customers.
As the transaction volume or referred units are not known at contract inception, these arrangements contain variable consideration. However, as referral fees are billed to, and collected directly from, our partners on a monthly basis, the variable consideration within a reporting period is not constrained. We recognize revenue at the time of a referral-based transaction by applying the expected value method, wherein we assign 100% probability to the transaction price as calculated using actual transaction volume or referred units.
We satisfy our performance obligation continuously throughout the contractual arrangements with our partners and our partners receive and consume the benefits simultaneously as we perform. Our referral fee performance obligation is completely satisfied once we provide referrals to our partners and there is a consummated transaction. We measure our progress toward complete satisfaction of our performance obligation using the output method, with referred units or referred transaction volume representing the measure that faithfully depicts the transfer of referral services to our partners. The value of our services transferred to our partners is represented by the referral fee rate, as agreed upon at contract inception.
In this type of referral arrangement, we act in the capacity of a principal, as we are primarily responsible for fulfilling our referral promise to our enterprise customers, exhibit control, and have discretion in setting the price we charge to our enterprise customers. Therefore, we present our revenue on a gross basis.
Beginning in the third quarter of 2021, we entered into another type of referral arrangement whereby we earn referral fulfillment fees for providing pre-qualified borrower referrals to a third-party partner who separately contracts with a loan originator, which is our single performance obligation in the arrangement. Under the initial agreement, the referral fulfillment fee was determined as the lower of a fixed per-loan amount or the multiplication of a set fee percentage by the aggregate loan origination principal balance. Through amendments to the agreement executed during the fourth quarter of 2021, the referral fulfillment fee on each referred loan is determined as either of two fixed amounts based on the aggregate origination principal balance of the loan. In the event that a loan is determined to be ineligible and such loan becomes a charged-off loan, both as defined in the contract agreement (referred to as an “ineligible charged-off loan”), we must re-pay to the customer the outstanding principal amount plus all accrued but unpaid interest of the ineligible charged-off loan, as well as a pro rata amount of fees previously paid for the ineligible charged-off loan (referred to as the “referral fulfillment fee penalty”).
As the number and size of referred loans are not known at contract inception, this arrangement contains variable consideration that is constrained due to the potential reversal of referral fulfillment fees. We elected to estimate the amount of variable consideration using the expected value method, wherein we evaluate the conditional probability of ineligible loan charge-offs and, thereby, estimate referral fulfillment fee penalties. This method is appropriate for our arrangement, as we have meaningful experience through our lending business in evaluating expected ineligible referrals. The revenue recognized using the expected value method reflects our estimated net referral fulfillment fees after adjusting for the estimated referral fulfillment fee penalty. Referral fulfillment fees are presented within noninterest income—other in the consolidated statements of operations and comprehensive income (loss). We recognize a liability within accounts payable, accruals and other liabilities in the consolidated balance sheets for the estimated referral fulfillment fee penalty, which represents the amount of consideration received that we estimate will reverse. The liability was $118 as of December 31, 2021.
We satisfy our performance obligation continuously throughout the contractual arrangement with our customer and our customer receives and consumes the benefits simultaneously as we perform. We completely satisfy our performance obligation each time we provide a loan referral and our customer purchases the underlying loan from the third-party loan originator. We apply the right-to-invoice practical expedient to recognize referral fulfillment fees, as our right to consideration corresponds directly with the value of the service received, as measured using the expected value method and application of the referral fulfillment fee rate. In this arrangement, we act in the capacity of a principal, as we are primarily responsible for fulfilling our referral obligation to our customer, we have risk of loss if the loans that comprise our referral fulfillment services do not meet the contractual eligibility standards, and we have discretion in setting the price we charge to our customer. Therefore, we present our revenue on a gross basis.
Enterprise Services
We earn specified enterprise services fees in connection with services we provide to enterprise partners.
In one type of enterprise services arrangement, we earn fees in connection with services we provide to enterprise partners to facilitate transactions for the benefit of their employees, such as 529 plan contributions or student loan payments, which represents our single performance obligation in the arrangements. Similar to our referral services, we agree on a rate per transaction with each of our customers, which represents variable consideration at contract inception. However, as enterprise service fees are billed to, and collected directly from, our partners on a monthly basis, the variable consideration within a reporting period is not constrained.
We satisfy our performance obligation to provide enterprise services continuously throughout our contractual arrangements with our enterprise partners. Our enterprise partners receive and consume the benefits of our enterprise services simultaneously as we perform. Our enterprise service performance obligation is completely satisfied upon completion of a transaction on behalf of our enterprise partners. For instance, we may facilitate student loan payments made by enterprise partners on behalf of their employees by directing those payments to the appropriate student loan servicer. Once the student loan servicer recognizes the payment, the transaction and our performance obligation are simultaneously complete. We measure our progress toward complete satisfaction of our performance obligation using the output method, with completed transaction requests representing the measure that faithfully depicts the transfer of enterprise services. The value of our enterprise services is represented by a negotiated fee, as agreed upon at contract inception. Our revenue is reported on a gross basis, as we act in the capacity of a principal, demonstrate the requisite control over the service, and are primarily responsible for fulfilling the performance obligation to our enterprise service customer.
Beginning in the second quarter of 2021, we entered into another type of enterprise services arrangement whereby we earn fees for providing advisory services in connection with helping operating companies successfully complete the business combination process, inclusive of obtaining the required shareholder votes. The amount of revenue is recorded on a gross basis within noninterest income—other in the consolidated statements of operations and comprehensive income (loss), as we fully control the fulfillment of our performance obligation acting in the capacity of a principal. Out-of-pocket expenses associated with satisfying the performance obligation are recognized at the time the related revenue is recognized and presented as part of noninterest expense—general and administrative.
Equity Capital Markets Services
Beginning in the second quarter of 2021, we earned underwriting fees related to our membership in underwriting syndicates for initial public offerings (“IPOs”). The underwriting of securities is the only performance obligation in our underwriting agreements, and we recognize underwriting fees on the trade date. We are a principal in our underwriting agreements, because we demonstrate the requisite control over the satisfaction of the performance obligation through the assumption of underwriter liability for our designated share allotment. As such, we recognize revenue on a gross basis.
Beginning in the fourth quarter of 2021, we also earned dealer fees for providing dealer services in partnership with underwriting syndicates for IPOs. We are engaged to place IPO shares that are allocated to us by the underwriters with third-party investors for which we have received a confirmed order, which represents our only performance obligation in the arrangement. The amount of consideration to which we are entitled represents the selling concession (spread between our purchase price and the offer price, which are set by the underwriting syndicate), multiplied by the number of shares we placed in the IPO deal. The share allocation is ultimately determined by the underwriter. We recognize revenue on the trade date. We are an agent in this arrangement, as we do not share in any underwriting liability, do not bear risk of loss if shares remain unpurchased, and do not establish the price, which is set by the underwriting syndicate. As the amount of dealer fees recognized is reflective of the number of allocated shares we sold to third-party investors, we apply the right-to-invoice practical expedient.
We recognize equity capital markets services revenue, consisting of both underwriting fees and dealer fees, within noninterest income—other in the consolidated statements of operations and comprehensive income (loss).
Brokerage
We earn fees in connection with facilitating investment-related transactions through our platform, which constitutes our single performance obligation in the arrangements. Our performance obligation is determined by the specific service selected by the customer, such as brokerage transactions, share lending, digital assets transactions and exchange conversion. In certain brokerage transactions, we act in the capacity of a principal and earn negotiated fees based on the number and type of transactions requested by our customers. In our share lending arrangements and pay for order flow arrangements, we do not oversee the execution of the transactions, and ultimately lack requisite control, but benefit through a negotiated revenue sharing arrangement. Therefore, we act in the capacity of an agent and recognize revenue net of fees paid to satisfy the performance obligation. In our digital assets arrangements, our fee is calculated as a negotiated percentage of the transaction volume. In these arrangements, we act in the capacity of a principal and recognize revenue gross of the fees we pay to obtain the digital assets for access by our members. In our exchange conversion arrangements, we act in the capacity of a principal and earn fees for exchanging one currency for another.
As the investment-related transaction volume and type are not known at contract inception, these arrangements contain variable consideration. However, as our brokerage fees are settled on a monthly basis or sometimes daily basis, the variable consideration within a reporting period is not constrained. We recognize revenue at the time of an investment transaction by applying the expected value method, wherein we assign 100% probability to the transaction price as calculated using actual investment transaction activity.
Our brokerage performance obligation is completely satisfied upon completion of an investment-related transaction. We measure our progress toward complete satisfaction of our performance obligation using the output method, with investment transaction activity representing the measure that faithfully depicts the transfer of brokerage services. The value of our brokerage services is represented by the transaction fees, as determined at the point of transaction.
We incur costs for clearing and processing services that relate to satisfied performance obligations within our brokerage arrangements. In accordance with ASC 340-40, Other Assets and Deferred Costs — Contracts with Customers, we expense these costs as incurred. Although certain of our commission costs qualify for capitalization, their amortization period is less than one year. Therefore, utilizing the practical expedient related to incremental costs of obtaining a contract, we expense these costs as incurred. Additionally, we pay upfront account funding incentives to customers that are not tied to a contract period. Therefore, we expense these payments as incurred.
In the fourth quarter of 2021, we introduced a flat monthly platform fee that is charged to members associated with our 8 Limited business in Hong Kong. The fee is assessed at each month end on all members with at least one open 8 Limited brokerage account (with the exception of accounts for which the applicable fee exceeds the account’s net asset value at month end) regardless of the volume or frequency of trading activity during the month. The fee is deducted directly from the member’s primary brokerage account on the first day of the subsequent month. Our single performance obligation is to stand ready to provide the specific brokerage service selected by the member. As the number of members with open accounts that satisfy the net asset value threshold at any month end are not known at contract inception, this arrangement contains variable consideration. However, as the monthly platform fees are settled on a monthly basis, the variable consideration within a reporting period is not constrained. Our members simultaneously receive and consume the benefits of our platform throughout the month to which the fee applies. We apply the right-to-invoice practical expedient to recognize the monthly platform fee, as the amount to which we are entitled at month end corresponds to the value of our performance completed for the month.
Contract Assets
As of December 31, 2021 and 2020, accounts receivable, net associated with revenue from contracts with customers was $33,748 and $23,278, respectively, which were reported within other assets in the consolidated balance sheets.
Disaggregated Revenue
For the periods accounted for in accordance with ASC 606, the table below presents revenue from contracts with customers disaggregated by type of service, which best depicts how the revenue and cash flows are affected by economic factors, and by the reportable segment to which each revenue stream relates. Revenues from contracts with customers are presented within noninterest income—technology platform fees and noninterest income—other in the consolidated statements of operations and comprehensive income (loss). There are no revenues from contracts with customers attributable to our Lending segment for any of the years presented.

	Year Ended December 31,
	2021	2020	2019
Financial Services
Referrals	$15,750	$5,889	$3,652
Brokerage	22,733	3,470	84
Payment network	10,642	2,433	660
Equity capital markets services	2,643	—	—
Enterprise services	2,898	244	124
Total	$54,666	$12,036	$4,520
Technology Platform
Technology platform fees	$191,847	$90,128	$—
Payment network	1,205	1,167	—
Total	$193,052	$91,295	$—
Total Revenue from Contracts with Customers
Technology platform fees	$191,847	$90,128	$—
Referrals	15,750	5,889	3,652
Payment network	11,847	3,600	660
Brokerage	22,733	3,470	84
Equity capital markets services	2,643	—	—
Enterprise services	2,898	244	124
Total	$247,718	$103,331	$4,520

Advertising, Sales and Marketing	Included within noninterest expense—sales and marketing in the consolidated statements of operations and comprehensive income (loss) are advertising production costs and advertising communication costs, as well as amounts paid to various affiliates to market our products. For the years ended December 31, 2021, 2020 and 2019, advertising totaled $183,106, $138,888 and $169,942, respectively. Advertising costs are expensed either as incurred or when the advertising takes place, depending on the nature of the advertising activity. Expenses incurred by us related to member acquisition, including brand development, business development and direct member marketing expenses, are also presented within noninterest expense—sales and marketing in the consolidated statements of operations and comprehensive income (loss).
Technology and Product Development	Expenses incurred by us related to technology, product design and implementation, which includes compensation and benefits, are classified as noninterest expense—technology and product development in the consolidated statements of operations and comprehensive income (loss).
Loss Contingencies	Loss contingencies, including claims and legal actions arising in the ordinary course of business, are recorded in accounts payable, accruals and other liabilities in the consolidated balance sheets. Such liabilities and associated expenses are recorded when the likelihood of loss is probable and an amount or range of loss can be reasonably estimated. Such estimates are based on the best information available at the time. As additional information becomes available, we reassess the potential liability and record an estimate in the period in which the adjustment is probable and an amount or range can be reasonably estimated. Due to the inherent uncertainties of loss contingencies, estimates may be different from the actual outcomes. With respect to legal proceedings, we recognize legal fees as they are incurred within noninterest expense—general and administrative in our consolidated statements of operations and comprehensive income (loss). See Note 16 for discussion of contingent matters.
Stock-Based Compensation	Share-based compensation made to employees and non-employees, including stock options, restricted stock units (“RSUs”) and performance stock units (“PSUs”), is measured based on the grant date fair value of the awards and is recognized as compensation expense typically on a straight-line basis over the period during which the share-based award holder is required to perform services in exchange for the award (the vesting period) for stock options and RSUs and on an accelerated attribution basis for each vesting tranche over the respective derived service period for PSUs. Share-based compensation expense is allocated among the components of noninterest expense in the consolidated statements of operations and comprehensive income (loss). We use the Black-Scholes Option Pricing Model (the “Black-Scholes Model”) to estimate the fair value of stock options. RSUs are measured based on the fair values of the underlying stock on the dates of grant. We use a Monte Carlo simulation model to estimate the fair value of PSUs. We recognize forfeitures as incurred and, therefore, reverse previously recognized share-based compensation expense at the time of forfeiture. See Note 13 for further discussion of share-based compensation.
Comprehensive Loss	Comprehensive loss consists of net loss, unrealized gains or losses on our investments in AFS debt securities and foreign currency translation adjustments.
Income Taxes	We recognize deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the financial reporting and tax basis of assets and liabilities, as well as for operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using the tax rates that are expected to apply to taxable income for the years in which those tax assets and liabilities are expected to be realized or settled. In assessing the realizability of deferred tax assets, management reviews all available positive and negative evidence. Valuation allowances are recorded to reduce deferred tax assets to the amount we believe is more likely than not to be realized. We follow accounting guidance in ASC 740, Income Taxes, as it relates to uncertain tax positions, which provides information and procedures for financial statement recognition and measurement of tax positions taken, or expected to be taken, in tax returns. The tax effects from an uncertain tax position can be recognized in the financial statements only if the tax position would more likely than not be upheld on examination by the taxing authorities based on the merits of the tax position. Management is required to analyze all open tax years, as defined by the statute of limitations, for all jurisdictions. We accrue tax penalties and interest, if any, as incurred and recognize them within income tax (expense) benefit in our consolidated statements of operations and comprehensive income (loss).
Recently Adopted Accounting Standards
Facilitation of the Effects of Reference Rate Reform on Financial Reporting
In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU 2021-01, Reference Rate
Reform (Topic 848): Scope, which clarifies the scope of Topic 848 for certain derivative instruments that use an interest rate for margining, discounting or contract price alignment. The new standard provides for optional expedients and other guidance regarding the accounting related to modifications of contracts, hedging relationships and other transactions affected by reference rate reform. ASU 2020-04 and ASU 2021-01 were both effective upon issuance and may be applied to contract modifications from January 1, 2020 through December 31, 2022.
The Alternative Reference Rates Committee (“ARRC”), a group of private market participants, was convened in the United States by the Federal Reserve Board and the Federal Reserve Bank of New York in cooperation with other United States agencies to promote the successful transition from United States Dollar LIBOR (“USD LIBOR”). The ARRC has selected the Secured Overnight Financing Rate (“SOFR”) as their recommended alternative to USD LIBOR. After December 31, 2021, the ICE Benchmark Administration Limited, the administrator of LIBOR (the “IBA”), ceased publishing the one-week and two-month USD LIBOR tenors. We do not have any exposure to these tenors. The IBA expects to continue to publish all remaining USD LIBOR tenors through June 30, 2023, with the overnight and 12-month tenors ceasing immediately thereafter and the one-month, three-month and six-month tenors becoming non-representative from that date.
We adopted the provisions of the standard in the fourth quarter of 2021 using the prospective method of adoption. We established a cross-functional project team to execute our company-wide transition away from USD LIBOR. In the fourth quarter of 2021, we began to use SOFR as the pricing index on all new variable-rate loan originations, and on new warehouse facility agreements and other financial instruments. We also transitioned some existing warehouse facility lines to SOFR and elected to apply the optional expedients when all such terms were related to the replacement of the reference rate. We are continuing to review existing variable-rate loans, borrowings, Series 1 redeemable preferred stock dividends and derivative instruments that utilize USD LIBOR as the reference rate and expect to continue transitioning these instruments to SOFR or other representative alternative reference rates throughout 2022 in accordance with the provisions of the standard. We do not expect there to be a material impact on our consolidated financial statements as a result of adopting this standard.
Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity
In August 2020, the FASB issued ASU 2020-06, Debt — Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity. This ASU simplifies the accounting for certain convertible instruments, amends the guidance on derivative scope exceptions for contracts in an entity’s own equity, and modifies the guidance on diluted earnings per share calculations as a result of these changes. The standard is effective for fiscal years and interim periods beginning after December 15, 2023, with early adoption permitted. We early adopted the provisions of ASU 2020-06 effective January 1, 2021. The adoption of this standard did not have an impact on our consolidated financial statements, as we had no notes prior to an issuance in October 2021. The notes issued in October 2021 were accounted for in accordance with this standard.